Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Oct. 06, 2014
Class I Shares | Permal Alternative Select VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PERMAL ALTERNATIVE SELECT VIT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated.
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This multi-manager, multi-strategy fund seeks to achieve long-term capital appreciation while generating attractive risk-adjusted returns. The fund will attempt to produce positive returns over a full market cycle, allocating assets to strategies that historically have had a low correlation to each other and may include Equity Hedge, Event Driven, Global Macro and Relative Value strategies. The fund will also attempt to limit declines during equity market corrections with lower overall fund volatility.

In seeking to meet its investment goal, the fund implements a tactical asset allocation program of alternative strategies overseen by the fund’s manager, Permal Asset Management LLC (“Permal” or the “manager”), through which the fund will allocate its assets among a number of alternative investment strategies implemented by multiple unaffiliated and affiliated investment subadvisers and trading advisors (references in this Prospectus to “subadvisers” include the manager and the trading advisor, unless otherwise noted). Permal may also manage fund assets directly to seek return or to implement various market hedges.

The fund may allocate assets across the following strategies to achieve its investment objective:

Equity Hedge: Equity hedge strategies maintain long and short positions primarily in equity securities and equity derivatives, including futures, options and swaps. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, holding period and market capitalizations.

Event Driven: Event driven strategies principally invest in companies involved in a variety of corporate actions. Event driven strategies may also invest in companies currently experiencing or expected to experience financial stress or distress. Through these strategies, the fund seeks to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. The success of this strategy may depend on the anticipated event actually taking place and having the anticipated effect on the issuer’s value. These strategies may invest in high yield, lower rated securities (commonly known as “junk bonds”), equities and derivatives. Event driven strategies may hold long and short positions in equity and debt securities and derivatives.

Global Macro: Global macro managers utilize a broad range of strategies in which the investment process is predicated on movements in underlying macroeconomic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top-down and bottom-up theses, quantitative and fundamental approaches and long- and short-term holding periods. Investments may be either long or short in highly marketable securities, derivatives including futures contracts and options, and may be in equities, fixed income, currencies or commodities (e.g., agricultural, metals, energy).

Allocations to each of these strategies are expected to range from 0% to 50% of the fund’s net assets. Multiple subadvisers may be utilized to gain access to different investment approaches within each category and Permal may manage directly fund assets within each category. Ongoing decisions by Permal to allocate fund assets among strategies will be based on a continuous evaluation of market conditions. Due to its assessment of prevailing market conditions, the manager may emphasize certain strategies and investment themes that the manager believes are more likely to produce positive returns.

The fund utilizes a “multi-manager” approach, whereby each subadviser provides day-to-day management of the portion of the fund’s assets allocated to it. The manager may also manage a portion of the fund’s assets directly. The allocation to each subadviser and, if applicable, the manager generally is expected to range from 5% to 25% of the fund’s net assets, but may be as high as 30% of the fund’s net assets. Each subadviser and the manager use different investment strategies in managing fund assets, act independently from the others, and use their own methodologies for selecting investments. The manager is responsible for identifying and retaining (subject to approval of the fund’s Board of Trustees (the “Board”)) subadvisers with expertise in the selected strategies and for monitoring the services provided by the subadvisers. The manager is also responsible for selecting the fund’s alternative investment strategies and for determining the amount of fund assets to allocate to each subadviser. Based on the manager’s ongoing evaluation of the subadvisers, the manager may adjust allocations among subadvisers, or make recommendations to the Board with respect to the hiring, termination or replacement of subadvisers.

The manager reviews a number of quantitative and qualitative factors as part of its process for selecting and monitoring subadvisers, as described in the “More on the fund’s investments strategies, investments and risks” section of this Prospectus. As of the date of this Prospectus, Permal intends to allocate assets for each investment strategy to the following subadvisers:

Investment Strategy	Subadviser
Equity Hedge	Apex Capital, LLC
Atlantic Investment Management, Inc.
Event Driven	River Canyon Fund Management LLC (a wholly-owned subsidiary of Canyon Capital Advisors LLC)
Global Macro (Discretionary)	TT International
Global Macro (Systematic)	BH-DG Systematic Trading LLP (part of a joint venture arrangement between David Gorton and Brevan Howard Investment Holdings Limited)

The manager and the subadvisers implement the various alternative investment strategies by investing in a wide variety of securities of companies of any market capitalization and other financial instruments available in both U.S. and non-U.S. markets, including emerging markets. The financial instruments in which the manager and the subadvisers may invest include, but are not limited to: common stock; preferred stock; rights and warrants to purchase common stock and depositary receipts; convertible debt; loans (including collateralized loan obligations (“CLOs”)); mortgage-backed securities, including collateralized mortgage obligations (“CMOs”); loan participations; trade claims; convertible securities; debt securities of governments (including the U.S. government) as well as their agencies and/or instrumentalities; debt securities of corporations throughout the world (including U.S. corporations); debt securities of any credit quality and maturity, including debt securities below investment grade; collateralized debt obligations (“CDOs”); collateralized bond obligations (“CBOs”); exchange traded notes (“ETNs”); investment companies, including exchange-traded funds (“ETFs”); partnership interests, including master limited partnerships (“MLPs”); royalty trusts; mortgage-backed and asset-backed securities; other pooled investment vehicles, including real estate investment trusts (“REITs”); foreign currencies; and repurchase agreements. The fund may invest in private placements. The fund may also invest in various types of derivatives, including swaps, such as credit default swaps, total return swaps, interest rate swaps, swaps on credit indices and variance swaps, futures, options, forward contracts on currencies and commodities and indexed and inverse securities. Any of these derivatives may be used in an effort to gain economic exposure to one or more alternative investment strategies, to enhance returns, or to hedge the fund’s positions by managing or adjusting the risk profile of the fund or its individual positions.

The fund’s assets may be invested in wholly-owned and controlled subsidiaries (the “Subsidiaries”), each of which will have the same investment objective as the fund. One of the Subsidiaries, Alternative Select VIT Portfolio Ltd., is formed under the laws of the Cayman Islands (the “Cayman Subsidiary”) and additional subsidiaries may be formed as limited liability companies under the laws of the State of Delaware (each, a “Domestic Subsidiary” and together, the “Domestic Subsidiaries”). The Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and certain other investments). The Domestic Subsidiaries are expected to invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The manager will advise each Subsidiary and may retain one or more subadvisers to manage the fund’s assets or the assets of a Subsidiary.

The fund may obtain synthetic exposure to investment strategies through the use of one or more total return swaps through which the fund makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives or commodity interests representing a particular index sponsored by a third-party investment manager identified by the manager.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

The fund’s investment strategies and portfolio investments differ from those of many other mutual funds. The manager and the subadvisers may devote significant portions of the fund’s assets to pursuing investment opportunities or strategies including through the use of derivatives that may create a form of investment leverage in the fund. This approach to investing may make the fund a more volatile investment than other mutual funds and cause the fund to perform less favorably than other mutual funds under similar market or other conditions.

Manager selection risk. The fund’s ability to achieve its investment objective depends upon the manager’s skill in determining the fund’s tactical asset class allocation and in selecting the best mix of subadvisers. The value of your investment may decrease if the manager’s judgment about the attractiveness, value or market trends affecting a particular subadviser or asset class is incorrect. The various investment strategies may not always be complementary, which could adversely affect the performance of the fund.

Allocation risk. There can be no assurance that any allocation among investment strategies can produce a return that exhibits reduced correlation to the direction of markets generally.

Multi-manager risk. A subadviser may buy the same investment that another subadviser sells, or different subadvisers could take offsetting positions on the same investment, with one strategy holding a long position on an investment while another holds the investment short. As a result, the fund would bear the costs of these trades without accomplishing any investment purpose.

Conflicts of interest risk. The manager and subadvisers will have potential conflicts of interests which could interfere with their management of the fund. For example, the manager and subadvisers may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategies of the fund but may have different fee structures than those of the fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the fund and the manager’s or subadvisers’ other clients. In addition, the activities in which the manager or subadvisers and their affiliates are involved may limit or preclude the flexibility that the fund may otherwise have to participate in certain investments.

Model risk. The subadvisers’ investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

Event driven strategies risk. The fund may invest in event-driven strategies, which entail investing in companies involved, or potentially involved, in significant corporate events. Such investments are subject to the risk that the contemplated corporate events do not occur or do not occur on the predicted schedule, and the risk of default, among others. Some special situations are sufficiently uncertain that the fund may lose its entire investment in the situation. When utilizing arbitrage strategies, the fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decrease. To the extent that the fund utilizes activist strategies, it is subject to the risks that such strategies will have an adverse effect on its investments or that, if the strategy is not successful, the market price of the company’s securities may decrease. The fund may purchase securities of a company which is the subject of a proxy contest with the expectation that the price of the company’s securities will increase in the future. If the proxy contest, or the new management, is not successful, the market price of the company’s securities may decrease.

Global macro strategies risk. Global macro strategies may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the manager’s or a subadviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the manager or a subadviser to use such analyses or models effectively, which in turn could adversely affect the fund’s performance. The fund may also use fundamental analysis in global macro strategies. The value of your investment may decrease if judgments by the manager or a subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Equity hedging strategies risk. Equity hedging strategies may involve entering into transactions involving derivatives that are expected to increase in value during the occurrence of certain market events. A derivative used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategies may result in the fund holding positions that take contradictory views on market movements. The costs of purchasing and selling these derivatives may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. These strategies may cause the fund to underperform compared to the markets or other mutual funds that do not utilize similar strategies. For example, if the fund is using an equity long-short strategy in a rising stock market, the fund’s short positions may cause the fund to underperform traditional long-only equity funds or to sustain losses. In addition, there is no guarantee that the manager and subadvisers will be able to construct a portfolio that reduces declines during market corrections or lowers overall fund volatility.

Commodity regulatory risk. The fund and the Cayman Subsidiary are deemed “commodity pools” and the manager is considered a “commodity pool operator” with respect to the fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). Due to recent regulatory changes, the manager, its affiliates and the fund are currently assessing what, if any, additional regulatory requirements may be imposed and additional expenses may be incurred by the fund. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Subsidiary risk. By investing in the Subsidiaries, the fund is indirectly exposed to the risks associated with the Subsidiaries’ investments. The investments held by the Subsidiaries are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is organized, or changes in the laws of the United States, could prevent the Subsidiaries from operating as described in this Prospectus and could negatively affect the fund and its shareholders. There may also be federal income tax risks associated with the fund’s investment in a wholly-owned Subsidiary.

Tax risk. To receive pass-through tax treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated under the Code as “qualifying income.” The fund intends to take the position that income and gains from its investments in the Cayman Subsidiary and certain commodity-linked structured notes will constitute “qualifying income.” However, the tax treatment of income from commodity-related investments and the fund’s income from the Cayman Subsidiary may be adversely affected by future legislation, Treasury Regulations, court decisions and/or guidance issued by the Internal Revenue Service (the “Service”) that could affect the character, timing, and/or amount of the fund’s taxable income or capital gains and distributions it makes.

The Service has issued private letter rulings to RICs concluding that income derived from their investment in a wholly-owned subsidiary and certain commodity-linked structured notes would constitute qualifying income to the RIC. The Service has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the fund has not received, and there can be no assurance that the Service will grant, such a private letter ruling. If the fund does not request and receive such a private letter ruling, there is a risk that the Service could assert that the income derived from the fund’s investment in the Cayman Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the fund qualifying as a RIC for U.S. federal income tax purposes.

Commodity-linked derivatives risk. Investments by the fund in commodity-linked derivatives may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivatives may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty risk. The fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to the fund. In the event of a counterparty default, the fund could experience significant losses.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in an issuer’s creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Currency transactions risk. If changes in the currency exchange rates do not occur as anticipated, the fund may lose money on forward currency transactions. The fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the manager or subadvisers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. The fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swaps involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Distressed investing risk. The fund may seek to invest in securities that in the opinion of the manager or subadviser trade at a significant discount to their underlying values. Distressed securities are generally securities of companies or other assets which are, or are perceived to be, in financial trouble.

Distressed situation risk. Investing in distressed situations involves significant risks, including the difficulty in obtaining information as to the issuer’s true condition; regulatory risk, including laws relating to fraudulent conveyances, voidable preferences, lender liability and bankruptcy; litigation risk; liquidity risk; and collection risk (especially when dealing with sovereign debt).

Foreign investments and emerging market risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Issuer risk. The value of an investment can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual investment.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Large redemptions risk. From time to time, the fund may experience relatively large redemptions or investments due to rebalancings of a fund of funds’ or asset allocation program’s portfolio. In the event of such redemptions or investments, the fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Long/short strategy risk. While the fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the fund could lose money on both positions, if the manager or a subadviser judges the market incorrectly.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Market sector risk. The fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio turnover risk. Active and frequent trading may increase transaction costs, which could detract from fund performance.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility, and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the manager and the subadvisers, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Short sales risk. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss, which may be substantial. Short sales increase fund expenses. The fund incurs expenses in paying to securities lenders the value of dividends paid on securities sold short. The fund also incurs interest expenses from the use of the proceeds on short sales to invest in additional securities or other instruments.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the manager or a subadviser believes appropriate and may offer greater potential for losses.

Stock market and equity securities risk. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Undervalued securities risk. The fund may invest in undervalued securities. These investments involve a high degree of financial risk and can result in substantial losses. Returns generated from the fund’s investments may not adequately compensate for the business and financial risks assumed. The fund may make certain speculative investments in securities which the manager or a subadviser believes to be undervalued; however, there can be no assurance that the securities purchased will in fact be undervalued. In addition, the fund may be required to hold such securities for a substantial period of time before realizing their anticipated value.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. The fund makes updated performance information available by calling the fund at 1-877-721-1926 and provides its current net asset value at http://www.leggmason.com/individualinvestors/variable-investment-prospectuses (click on name of the fund).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/variable-investment-prospectuses (click on name of the fund)
Class I Shares | Permal Alternative Select VIT Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	1.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.09%
Dividend and interest expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.04%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.77%
Other expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.80%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.49%
1 year	rr_ExpenseExampleYear01	$ 252
3 years	rr_ExpenseExampleYear03	839
1 year	rr_ExpenseExampleNoRedemptionYear01	252
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 839

[1]	N/A
[2]	"Other expenses" are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than taxes; interest; extraordinary expenses; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); acquired fund fees and expenses; and dividend and interest expenses on securities sold short) so that total annual operating expenses are not expected to exceed 2.45% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.